Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
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Supplementary cash flow information
30.	Supplementary cash flow information

Partial cash paid for investing and financing activities

a)	Property, plant and equipment

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Purchase in property, plant and equipment	3,644,560	4,690,995	4,849,331	163,608
Add: Beginning balance of payable to contractors and equipment suppliers	1,307,459	523,962	839,983	28,339
Add: Beginning balance of lease payable	—	—	94,952	3,204
Less: Ending balance of payable to contractors and equipment suppliers	(523,962)	(647,486)	(878,065)	(29,624)
Less: Ending balance of lease payable	—	(96,006)	(84,192)	(2,841)
Less: Transfer from prepaid equipment (shown as “Other non-current assets”)	—	—	(139,304)	(4,700)

Cash paid for acquisition of property, plant and equipment	4,428,057	4,471,465	4,682,705	157,986

b)	Treasury stock

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Repurchase of shares	1,862,362	1,007,654	—	—
Less: Beginning balance of prepayment for the repurchase of shares	(421,003)	—	—	—

Cash paid for purchase of treasury stock	1,441,359	1,007,654	—	—

c)	Capital reorganization

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Net assets acquired from ChipMOS Bermuda	—	12,987,736	—	—
Less: Issuance of shares	—	(9,779,426)	—	—

Cash consideration	—	3,208,310	—	—
Directly attributable transaction cost	—	133,311	—	—

Cash paid for capital reorganization	—	3,341,621	—	—

d)	Disposal of a subsidiary

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Disposal of a subsidiary	—	—	2,166,151	73,082
Add: Ending balance of other payables*	—	—	64,393	2,173
Less: Cash and cash equivalents of discontinued operations	—	—	(449,331)	(15,160)

Cash received from disposal of a subsidiary	—	—	1,781,213	60,095

*	According to the Equity Interest Transfer Agreement, the Group accrued the estimated payment to investor based on the operating performance of ChipMOS Shanghai and as a result, cash received from disposal of discontinued operations amounted to NT$64,393 thousand (US$2,173 thousand) will be payable in 2018.

e)	Reconciliation of liabilities arising from financing activities

			Non-Cash flow
	As of January 1, 2017	Cash flow*	Amortization of loans fee	As of December 31, 2017
	NT$000	NT$000	NT$000	NT$000	US$000
Long-term loans (include the current portion)	10,750,005	(1,124,699)	16,715	9,642,021	325,305
Short-term loans	—	969,353	—	969,353	32,704
Guarantee deposits	1,404	(33)	—	1,371	46

	10,751,409	(155,379)	16,715	10,612,745	358,055

*	Above movement schedule is exclusively for continuing operations, reconciliation to the statement of cash flow should include movements from discontinued operations for proceeds from long-term and short-term loans amounted to NT$148,829 thousand (US$5,021 thousand) and NT$312,483 thousand (US$10,543 thousand), respectively.